Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December, 31
	2022	2021
	USD thousands

Balance in USD	11,902	9,174
Balance in other currencies	3,128	1,716
Total cash and cash equivalents	15,030	10,890